Quarterly Holdings Report
for
Fidelity® SAI Conservative Income Municipal Bond Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CIM-NPRT1-0624
1.9910241.100
Municipal Bonds - 51.5%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Black Belt Energy Gas District:
Bonds Series 2022 D1, 4%, tender 6/1/27 (b)	2,055,000	2,060,708
Series 2022 C, 5.25% 6/1/24	55,000	55,019
Series 2022 C1:
5.25% 12/1/24	150,000	150,653
5.25% 12/1/25	195,000	197,814
5.25% 6/1/26	445,000	453,306
Series 2022 E:
5% 6/1/24	555,000	555,204
5% 6/1/25	580,000	584,054
5% 6/1/26	795,000	806,715
Series 2023 C:
5.5% 6/1/26	430,000	441,436
5.5% 6/1/27	140,000	145,266
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	115,000	115,434
5% 10/1/25	520,000	528,468
5% 10/1/26	310,000	319,700
5% 10/1/27	290,000	303,765
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	505,000	502,418
Series 2008, 3.65%, tender 1/10/25 (b)	3,865,000	3,848,322
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	3,615,000	3,613,987
Southeast Energy Auth. Rev. (Proj. No. 2) Series 2021 B1:
4% 6/1/24	185,000	184,865
4% 6/1/25	225,000	223,919
TOTAL ALABAMA		15,091,053
Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	620,000	629,167
Arizona - 4.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	365,000	367,056
Arizona St Indl. Dev. Auth. Multi Bonds (Unity at West Glendale Proj.) Series 2024, 5%, tender 9/1/26 (b)	1,082,000	1,101,369
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2019, 5%, tender 6/3/24 (b)(c)	17,675,000	17,681,720
Series 2022 2, 5%, tender 9/1/27 (b)(c)	7,300,000	7,455,224
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	940,000	931,040
Maricopa County Indl. Dev. Auth. Series 2024 D:
5% 12/1/25 (d)	2,640,000	2,679,577
5% 12/1/26 (d)	3,345,000	3,440,214
5% 12/1/27 (d)	2,685,000	2,804,806
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	1,500,000	1,536,496
Series 2023 A1, 5%, tender 5/15/26 (b)	4,270,000	4,373,891
Series C, 5%, tender 10/18/24 (b)	345,000	346,354
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2018:
5% 7/1/24 (c)	285,000	285,341
5% 7/1/25 (c)	1,460,000	1,479,697
Series 2019 B, 5% 7/1/25 (c)	1,500,000	1,520,237
Series 2023:
5% 7/1/24 (c)	330,000	330,395
5% 7/1/26 (c)	2,430,000	2,498,688
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	3,335,000	3,335,000
Yuma Pledged Rev. Series 2021, 4% 7/1/24	110,000	109,987
TOTAL ARIZONA		52,277,092
California - 4.1%
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997, 0% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,645,000	3,479,646
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	4,770,000	4,763,215
California Muni. Fin. Auth. Envir. Bonds (Aymium Williams Proj.) Series 2023, 4%, tender 6/26/24 (b)(c)(e)	2,555,000	2,551,079
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4%, tender 10/1/24 (b)(c)	2,900,000	2,897,881
Series 2021 B, 4%, tender 7/15/24 (b)(c)	5,545,000	5,535,476
(Waste Mgmt., Inc. Proj.):
Series 2009 A, 1.3%, tender 2/3/25 (b)(e)	275,000	266,161
Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	4,595,000	4,591,491
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(c)(e)	4,800,000	4,790,531
(Republic Svcs., Inc. Proj.) Series 2017 A1, 4.05%, tender 7/15/24 (b)(c)(e)	7,350,000	7,349,350
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	700,000	702,082
Los Angeles Dept. Arpt. Rev.:
Series 2018 D, 5% 5/15/25 (c)	2,000,000	2,024,671
Series 2019 A, 5% 5/15/24 (c)	255,000	255,066
Series 2020 C, 5% 5/15/24 (c)	180,000	180,046
Series 2022 C:
5% 5/15/25 (c)	540,000	546,661
5% 5/15/26 (c)	1,310,000	1,343,459
Series 2022 G, 5% 5/15/25 (c)	365,000	369,502
Series 2023 A:
5% 5/15/24 (c)	255,000	255,066
5% 5/15/25 (c)	170,000	172,097
5% 5/15/26 (c)	295,000	302,535
Series B, 5% 5/15/24 (c)	390,000	390,101
Los Angeles Unified School District Series 2024 A, 5% 7/1/25	2,850,000	2,902,432
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,005,000	1,027,353
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	180,000	180,153
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 D, 5% 5/1/24 (c)	365,000	365,000
Series 2019 H:
5% 5/1/24 (Escrowed to Maturity) (c)	200,000	200,000
5% 5/1/27 (c)	2,190,000	2,270,315
Series 2023 A:
5% 5/1/24 (c)	910,000	910,000
5% 5/1/25 (c)	550,000	556,286
5% 5/1/26 (c)	2,160,000	2,211,385
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	135,000	136,751
TOTAL CALIFORNIA		53,525,791
Colorado - 1.4%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2019 B, 5%, tender 8/1/25 (b)	1,000,000	1,010,972
Series 2022 B, 5%, tender 8/17/26 (b)	3,200,000	3,292,317
Series 2016 B, 5% 11/15/27	2,370,000	2,448,622
Series 2022 A:
5% 11/1/24	155,000	155,863
5% 11/1/25	145,000	148,004
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (The Reserves at Eagle Point Proj.) Series 2024, 3.5%, tender 11/1/26 (b)	2,910,000	2,882,157
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	255,000	255,067
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/24 (c)	300,000	301,602
Series 2018 A, 5% 12/1/27 (c)	1,625,000	1,695,040
Series 2022 A:
5% 11/15/24 (c)	365,000	366,949
5% 11/15/25 (c)	995,000	1,014,147
Series 2022 D:
5% 11/15/25 (c)	1,460,000	1,488,094
5.25% 11/15/26 (c)	1,820,000	1,891,519
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	1,158,000	1,158,400
TOTAL COLORADO		18,108,753
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2013 A, 4.76% 3/1/25 (b)	390,000	391,409
Series 2016 B, 5% 5/15/25	185,000	187,990
Series 2021 D, 5% 7/15/24	640,000	641,631
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	1,315,000	1,281,795
Series 2010 A3, 2.95%, tender 7/1/27 (b)	4,850,000	4,760,220
Series 2010 A4, 1.1%, tender 2/11/25 (b)	3,300,000	3,216,671
Series 2014 B, 1.8%, tender 7/1/24 (b)	355,000	353,121
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,135,000	1,126,400
Series 2017 C2, 2.8%, tender 2/3/26 (b)	6,410,000	6,275,600
Series 2022 L, 5% 7/1/25	165,000	167,245
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/26	365,000	371,337
Series 2021 A:
5% 5/1/25	1,445,000	1,466,978
5% 5/1/26	465,000	479,549
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	695,000	707,498
New Haven Gen. Oblig. Series 2023:
5% 8/1/24	220,000	220,288
5% 8/1/25	180,000	182,074
5% 8/1/26 (Build America Mutual Assurance Insured)	255,000	262,558
5% 8/1/27 (Build America Mutual Assurance Insured)	235,000	245,546
TOTAL CONNECTICUT		22,337,910
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	210,000	201,800
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	310,000	311,356
TOTAL DELAWARE		513,156
District Of Columbia - 0.7%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	345,000	345,497
Series 2018 A, 5% 10/1/24 (c)	2,070,000	2,076,639
Series 2019 A:
5% 10/1/24 (c)	1,095,000	1,098,512
5% 10/1/26 (c)	610,000	629,057
5% 10/1/27 (c)	1,000,000	1,044,120
Series 2020 A, 5% 10/1/24 (c)	2,625,000	2,633,419
Series 2022 A, 5% 10/1/24 (c)	475,000	476,523
Series 2023 A, 5% 10/1/26 (c)	715,000	737,337
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	365,000	371,477
TOTAL DISTRICT OF COLUMBIA		9,412,581
Florida - 2.3%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/24 (c)	180,000	180,481
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	684,000	683,422
Broward County Port Facilities Rev. Series 2022, 5% 9/1/27 (c)	730,000	754,463
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	580,000	589,120
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	1,715,000	1,725,643
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,020,000	1,036,623
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,785,000	1,845,954
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Tampa Gen. Hosp. Proj.):
Series 2024 A:
5% 8/1/26	440,000	452,955
5% 8/1/27	1,000,000	1,043,970
Series 2024 B, 5% 8/1/25	435,000	441,202
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	565,000	574,013
Series 2023 C, 5%, tender 12/1/25 (b)	405,000	409,563
Series 2024 B, 3.35%, tender 10/26/26 (b)	2,500,000	2,457,122
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	210,000	212,816
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	825,000	845,165
Hillsborough County Aviation Auth. Rev. Series 2022 A:
5% 10/1/24 (c)	1,665,000	1,670,818
5% 10/1/25 (c)	780,000	792,608
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	210,000	211,032
5% 10/1/25	165,000	168,456
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	560,000	561,498
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023 A, 3.55%, tender 8/1/27 (b)	912,000	899,446
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	395,000	393,261
Series 2023:
3.55%, tender 1/1/26 (b)	1,755,000	1,724,924
5%, tender 9/1/25 (b)	1,390,000	1,401,472
5%, tender 9/1/25 (b)	760,000	767,645
5%, tender 10/1/25 (b)	2,330,000	2,363,421
Series 2024, 3.4%, tender 10/1/26 (b)	1,900,000	1,865,574
Miami-Dade County Aviation Rev. Series 2012 A, 5% 10/1/24	325,000	325,246
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 5%, tender 11/1/24 (b)(c)	1,370,000	1,371,462
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	545,000	541,534
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	1,045,000	1,076,522
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	180,000	180,958
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	90,000	91,646
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	380,000	392,241
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	844,000	845,640
TOTAL FLORIDA		30,897,916
Georgia - 0.9%
Atlanta Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	405,000	410,187
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	1,085,000	1,085,105
Series 2012, 2.875%, tender 8/19/25 (b)	1,305,000	1,274,266
Series 2013 1, 3.375%, tender 3/12/27 (b)	610,000	601,605
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	415,000	415,674
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2021 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	75,622
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	120,000	120,162
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	130,000	131,887
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	135,000	139,218
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	1,070,000	1,070,142
Series 2021 A, 4%, tender 9/1/27 (b)	1,750,000	1,747,085
Series 2022 A, 4% 12/1/25	460,000	455,182
Series 2023 B:
5% 9/1/25	130,000	131,022
5% 9/1/26	245,000	249,032
Series 2023 D:
5% 12/1/24	110,000	110,067
5% 12/1/25	200,000	201,068
5% 12/1/26	110,000	111,173
Series 2024 A1:
5% 3/1/25	195,000	195,775
5% 9/1/25	180,000	181,416
5% 3/1/26	250,000	252,876
5% 9/1/26	200,000	203,292
5% 3/1/27	400,000	407,864
5% 9/1/27	355,000	363,909
Series 2024 B, 5% 3/1/27	400,000	407,864
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	990,000	991,410
TOTAL GEORGIA		11,332,903
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	450,000	450,557
5% 10/1/25	565,000	569,625
TOTAL GUAM		1,020,182
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,000,000	2,039,071
Illinois - 4.2%
Chicago Midway Arpt. Rev.:
Series 2023, 5% 1/1/27 (Build America Mutual Assurance Insured) (c)	365,000	376,702
Series 2024 A:
5% 1/1/25 (c)	400,000	402,063
5% 1/1/26 (c)	1,000,000	1,016,127
5% 1/1/27 (c)	1,000,000	1,028,479
5% 1/1/28 (c)	1,000,000	1,040,229
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	400,000	402,011
Series 2022 C:
5% 1/1/25 (c)	820,000	824,122
5% 1/1/26 (c)	440,000	447,238
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021, 5% 6/1/24	230,000	230,090
Chicago Wtr. Rev.:
Series 2017 2, 5% 11/1/24	365,000	367,185
Series 2023 B:
5% 11/1/24	745,000	749,460
5% 11/1/25	415,000	423,631
Cook County Gen. Oblig.:
Series 2021 A, 5% 11/15/24	165,000	166,026
Series 2022 A:
5% 11/15/24	2,235,000	2,248,901
5% 11/15/25	1,605,000	1,639,901
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	245,000	250,512
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(c)	4,760,000	4,765,081
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	60,000	59,920
Illinois Fin. Auth. Rev. Series 2016, 5% 7/1/27	2,030,000	2,084,806
Illinois Gen. Oblig.:
Series 2016, 5% 11/1/24	290,000	291,395
Series 2017 D:
5% 11/1/24	9,650,000	9,696,367
5% 11/1/26	530,000	546,550
5% 11/1/27	540,000	564,765
Series 2019 B, 5% 9/1/25	215,000	218,176
Series 2021 A, 5% 3/1/27	295,000	305,307
Series 2022 A, 5% 3/1/25	755,000	761,596
Series 2022 B:
5% 3/1/25	5,930,000	5,979,873
5% 3/1/26	2,405,000	2,456,701
Series 2023 C, 5% 5/1/26	1,460,000	1,495,029
Series 2023 D, 5% 7/1/25	4,580,000	4,638,343
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023:
4%, tender 6/1/25 (b)	1,072,000	1,066,516
5%, tender 2/1/26 (b)	512,000	518,096
5%, tender 2/1/26 (b)	554,000	560,597
Illinois Sales Tax Rev.:
Series 2021 A, 4% 6/15/24	1,165,000	1,166,845
Series 2021 C, 5% 6/15/25	100,000	101,397
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/25	1,500,000	1,510,446
5% 1/1/26	500,000	511,032
5% 1/1/28	450,000	475,196
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/25	730,000	736,489
Metropolitan Pier & Exposition:
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	410,000	378,382
Series 2022 A, 3% 6/15/24	680,000	678,444
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/24 (Escrowed to Maturity)	560,000	560,330
5% 6/1/26 (Escrowed to Maturity)	365,000	375,600
St Clair County Ill Cmnty. Unit Series 2024 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	175,000	175,864
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	125,000	126,908
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	150,000	154,461
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	225,000	235,140
Univ. of Illinois Rev. Series 2023, 5% 10/1/27	145,000	151,447
TOTAL ILLINOIS		54,959,776
Indiana - 1.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 4.2%, tender 6/3/24 (b)(c)	2,900,000	2,898,439
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	2,100,000	2,110,555
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,740,000	3,801,522
Series 2016, 5% 1/1/26 (c)	730,000	742,008
Series 2022 G2:
5% 1/1/25 (c)	30,000	30,151
5% 1/1/26 (c)	150,000	152,467
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (c)	625,000	628,141
5% 1/1/26 (c)	385,000	391,333
5% 1/1/27 (c)	765,000	786,786
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	2,240,000	2,242,822
TOTAL INDIANA		13,784,224
Iowa - 0.1%
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 3.875%, tender 4/1/26, LOC Citibank NA (b)(c)	670,000	666,631
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (c)	180,000	180,785
Series 2023 B, 5% 12/1/26 (c)	220,000	223,789
TOTAL IOWA		1,071,205
Kansas - 0.0%
Olathe Gen. Oblig. Series 2017 230, 2.5% 10/1/27	410,000	385,422
Kentucky - 0.7%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	365,000	367,078
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.2%, tender 6/3/24 (b)(c)	1,700,000	1,699,085
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	1,850,000	1,849,524
Knott County Indl. Bldg. Rev. Bonds (Solid Waste Proj.) Series 2024, 4%, tender 4/1/25 (b)(c)(e)	900,000	897,336
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	4,740,000	4,744,396
TOTAL KENTUCKY		9,557,419
Louisiana - 0.2%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B, 5% 1/1/25 (c)	2,000,000	2,010,053
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,040,000	1,029,135
TOTAL LOUISIANA		3,039,188
Maryland - 0.4%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	2,760,000	2,720,415
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/24	200,000	201,603
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,005,000	1,011,750
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	265,000	265,184
5% 6/1/25	330,000	334,740
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 5% 6/1/24 (c)	365,000	365,105
TOTAL MARYLAND		4,898,797
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 5% 7/1/25	420,000	425,618
Series 2021 I, 5% 10/1/24	330,000	331,018
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	1,240,000	1,247,906
Series 2017 A, 5% 7/1/25 (c)	3,540,000	3,583,592
Series 2018 B, 5% 7/1/25 (c)	2,010,000	2,034,751
Series 2019 B, 5% 7/1/25 (c)	365,000	369,495
Series 2020 C, 5% 7/1/24 (c)	220,000	220,295
Series 2022 B:
5% 7/1/24 (c)	190,000	190,255
5% 7/1/25 (c)	1,120,000	1,133,792
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	1,680,000	1,714,725
Massachusetts State College Bldg. Auth. Rev. Series 1999, 0% 5/1/26 (Escrowed to Maturity)	3,385,000	3,144,534
TOTAL MASSACHUSETTS		14,395,981
Michigan - 0.7%
Grand Rapids Pub. Schools Series 2024:
5% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,078,909
5% 5/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,028,967
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	310,000	310,236
Series 2015 D1, 0.55% 10/15/24	620,000	609,735
Series 2022:
5% 4/15/25	1,085,000	1,098,625
5% 4/15/26	1,725,000	1,775,034
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	445,000	433,365
Oakland Univ. Rev.:
Series 2022 A, 5% 3/1/25	75,000	75,745
Series 2022 B, 5% 3/1/25	430,000	434,274
Southfield Pub. Schools Series 2023:
5% 5/1/25	730,000	740,250
5% 5/1/26	850,000	876,281
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/26 (c)	325,000	329,438
Series 2017 E, 4% 12/1/25 (c)(e)	630,000	629,878
TOTAL MICHIGAN		9,420,737
Minnesota - 0.5%
Coon Rapids Minn Series 2016 A, 2% 4/1/27	1,000,000	932,705
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/25 (c)	500,000	502,513
5% 1/1/26 (c)	330,000	335,428
Minneapolis Rev. (YMCA of the Greater Twin Cities Proj.) Series 2016, 3% 6/1/25	405,000	398,516
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/24	330,000	330,804
Series 2022 B:
5% 8/1/24	420,000	421,023
5% 8/1/25	625,000	635,270
5% 8/1/26	620,000	640,550
Series H, 0.7% 7/1/24 (c)	75,000	74,337
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2023:
5% 1/1/25	120,000	120,914
5% 1/1/26	135,000	137,979
5% 1/1/27	210,000	217,825
Series 2024, 5% 1/1/28	1,000,000	1,056,047
Wadena Minn Rev. (Wadena Cancer Ctr. Proj.) Series 2024 A:
5% 12/1/26	200,000	206,862
5% 12/1/27	260,000	273,453
TOTAL MINNESOTA		6,284,226
Missouri - 0.1%
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	877,000	898,606
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	1,280,000	1,248,758
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/25	235,000	237,082
TOTAL NEBRASKA		1,485,840
Nevada - 0.5%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	1,355,000	1,356,240
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	525,000	518,981
Clark County School District:
Series 2015 C, 5% 6/15/27	655,000	669,168
Series 2016 F, 4% 6/15/24	180,000	179,942
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	180,000	177,917
Series 2021 C, 5% 6/15/25	1,780,000	1,808,823
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.5%, tender 6/3/24 (b)(c)(e)	1,600,000	1,599,423
TOTAL NEVADA		6,310,494
New Hampshire - 0.3%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	1,460,000	1,454,460
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/26 (c)	110,000	113,724
New Hampshire St Hsg. Fin.:
Series 2023 3:
3.8% 7/1/26	390,000	388,651
3.85% 1/1/27	620,000	617,322
Series 2023 4:
3.625% 4/1/26	210,000	207,023
3.7% 1/1/27	675,000	661,311
TOTAL NEW HAMPSHIRE		3,442,491
New Jersey - 3.3%
Camden County Improvment Auth. Mult-Family Hsg. Bonds (Northgate I Apts. Proj.) Series 2024, 5%, tender 3/1/26 (b)	3,450,000	3,506,725
Harrison Township Series 2023, 5% 11/27/24	1,657,000	1,667,608
Millburn Township Board of Ed. Series 2023, 0.05% 8/15/25	420,000	396,816
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/24	300,000	301,529
5% 11/1/25	365,000	371,950
Series 2023 RRR:
5% 3/1/25	2,570,000	2,594,129
5% 3/1/26	2,005,000	2,052,013
Series 2024 SSS, 5% 6/15/26	1,320,000	1,357,167
New Jersey Econ. Dev. Auth. Rev.:
Series 2015 XX:
4% 6/15/24	490,000	489,873
5% 6/15/24	1,310,000	1,311,194
Series 2019:
5.25% 9/1/24 (e)	4,630,000	4,646,140
5.25% 9/1/26 (e)	1,060,000	1,100,023
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	1,730,000	1,732,185
Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	365,000	365,582
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	395,000	395,309
5% 6/1/25	1,715,000	1,741,637
Series 2021, 2% 6/1/25	580,000	564,279
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (c)	1,605,000	1,614,479
Series 2017 1A:
5% 12/1/24 (c)	545,000	548,219
5% 12/1/25 (c)	1,045,000	1,060,589
Series 2018 B, 5% 12/1/26 (c)	365,000	373,076
Series 2019 A, 5% 12/1/24	200,000	201,204
Series 2020, 5% 12/1/24 (c)	400,000	402,362
Series 2021 A, 5% 12/1/24 (c)	120,000	120,709
Series 2022 A:
5% 12/1/24 (c)	155,000	155,915
5% 12/1/25 (c)	200,000	202,984
Series 2022 B:
5% 12/1/24 (c)	645,000	648,810
5% 12/1/25 (c)	955,000	969,247
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	1,840,000	1,841,036
5% 6/1/25	910,000	921,520
5% 6/1/27	1,120,000	1,161,613
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/27 (d)	6,000,000	6,235,459
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24	60,000	58,544
Series 2008 A, 0% 12/15/25	890,000	836,771
Series 2010 A, 0% 12/15/25	385,000	361,974
Series 2016 A1, 5% 6/15/24	355,000	355,360
Series 2018 A, 5% 6/15/24	440,000	440,446
Series 2022 AA:
5% 6/15/24	395,000	395,360
5% 6/15/25	155,000	157,068
TOTAL NEW JERSEY		43,656,904
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	2,080,000	2,104,655
5% 9/1/27 (c)	80,000	82,257
TOTAL NEW MEXICO		2,186,912
New York - 2.7%
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	735,000	681,843
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	1,075,000	1,063,321
Series 2021, 1% 9/1/25	800,000	760,933
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	593,000	608,238
New York City Gen. Oblig. Bonds Series 2015 F4, 5%, tender 12/1/25 (f)	330,000	333,623
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	455,000	425,130
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	220,000	224,707
New York City Transitional Fin. Auth. Rev. Series 2015 C, 5% 11/1/27	1,095,000	1,109,456
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	8,655,000	8,690,883
Series 2020 A2, 5%, tender 5/15/24 (b)	935,000	935,299
Series 2015 C1, 5% 11/15/26	5,400,000	5,522,349
Series 2017 B, 5% 11/15/26	730,000	758,588
Series 2017 C1, 5% 11/15/25	380,000	388,120
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.8%, tender 5/1/27 (b)	675,000	673,397
Series 2024 A, 3.375%, tender 11/1/27 (b)	6,430,000	6,329,222
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/28	1,375,000	1,403,335
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/25 (c)	1,080,000	1,093,117
Series 2020 C, 5% 12/1/24	365,000	366,861
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	1,825,000	1,867,123
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	150,000	152,092
5% 7/1/26	145,000	149,136
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	280,000	280,076
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,135,000	1,149,576
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	365,000	347,793
TOTAL NEW YORK		35,314,218
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	725,000	725,000
Series 2013, 5% 7/15/25 (c)	370,000	370,241
Series 2014 186, 5% 10/15/26 (c)	1,905,000	1,914,157
Series 2016 195, 5% 10/1/25 (c)	705,000	715,910
Series 2018, 5% 9/15/25 (c)	2,670,000	2,713,308
Series 2020 221, 5% 7/15/25 (c)	730,000	740,147
Series 2021 226, 5% 10/15/25 (c)	2,260,000	2,296,184
Series 2023 242:
5% 12/1/24 (c)	465,000	468,019
5% 12/1/25 (c)	1,535,000	1,562,220
5% 12/1/26 (c)	3,155,000	3,249,114
Series 223:
5% 7/15/24 (c)	1,185,000	1,187,157
5% 7/15/25 (c)	190,000	192,641
TOTAL NEW YORK AND NEW JERSEY		16,134,098
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	1,965,000	1,955,703
Series 2021 B, 5%, tender 12/2/24 (b)	920,000	926,271
Series 2023 D, 3.625%, tender 6/15/27 (b)	1,635,000	1,615,808
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,450,000	1,479,534
TOTAL NORTH CAROLINA		5,977,316
Ohio - 0.7%
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	320,000	322,910
5% 2/15/26	1,795,000	1,838,763
5% 2/15/27	2,820,000	2,941,820
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	765,000	779,643
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	740,000	745,338
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	75,000	75,116
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/24 (Build America Mutual Assurance Insured)	90,000	90,536
5% 12/1/25 (Build America Mutual Assurance Insured)	95,000	96,446
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/26	400,000	411,224
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	420,000	388,809
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2024 A:
5% 3/1/25	455,000	460,447
5% 9/1/25	415,000	422,895
5% 3/1/26	125,000	128,323
5% 9/1/26	120,000	123,859
5% 3/1/27	75,000	77,854
5% 9/1/27	100,000	104,472
5% 3/1/28	150,000	157,667
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	670,000	677,445
TOTAL OHIO		9,843,567
Oklahoma - 0.4%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City-Del City Pub. Schools Proj.) Series 2024:
5% 10/1/24	330,000	331,446
5% 10/1/25	175,000	178,232
5% 10/1/26	125,000	129,292
5% 10/1/27	145,000	152,550
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	4,095,000	4,030,661
TOTAL OKLAHOMA		4,822,181
Oregon - 0.5%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3.95%, tender 5/1/24 (b)(c)	1,915,000	1,915,000
Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	1,825,000	1,825,000
Port of Portland Arpt. Rev.:
Series 2020 26B, 5% 7/1/26	685,000	698,334
Series 2022:
5% 7/1/24 (c)	730,000	730,801
5% 7/1/25 (c)	1,125,000	1,139,408
Series 24B, 5% 7/1/25 (c)	365,000	369,675
TOTAL OREGON		6,678,218
Pennsylvania - 3.9%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A, 5% 1/1/27 (c)	375,000	385,679
Series 2023 A, 5% 1/1/27 (Assured Guaranty Muni. Corp. Insured) (c)	310,000	319,701
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	2,280,000	2,347,091
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A, 4% 10/15/24	310,000	310,257
Series 2022 A:
5% 2/15/25	60,000	60,590
5% 2/15/26	75,000	76,808
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2014, 4%, tender 7/1/24 (b)(c)	10,700,000	10,697,747
Series 2019 B2, 4%, tender 7/15/24 (b)(c)	3,755,000	3,748,551
(Waste Mgmt., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	3,100,000	3,100,000
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	800,000	792,417
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.17%, tender 5/2/24 (b)(c)(g)	1,040,000	1,039,603
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	9,115,000	9,228,998
Series 2011, 2.15%, tender 7/1/24 (b)(c)	310,000	308,218
Pennsylvania Gen. Oblig.:
Series 2019, 5% 7/15/26	1,150,000	1,190,391
Series 2023:
5% 9/1/26	4,640,000	4,814,363
5% 9/1/27	10,670,000	11,280,684
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B, 5% 4/1/25 (c)	140,000	140,663
Series 2022 138:
5% 10/1/24	720,000	722,394
5% 10/1/25	400,000	406,509
Philadelphia Arpt. Rev. Series 2021:
5% 7/1/24 (c)	345,000	345,264
5% 7/1/26 (c)	365,000	373,330
TOTAL PENNSYLVANIA		51,689,258
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/25	200,000	202,818
5% 6/1/26	350,000	360,581
5% 6/1/27	260,000	273,046
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	320,000	324,088
TOTAL RHODE ISLAND		1,160,533
South Carolina - 0.3%
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	950,000	962,708
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	1,650,000	1,676,721
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	790,000	802,794
TOTAL SOUTH CAROLINA		3,442,223
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	2,675,000	2,673,078
Tennessee - 0.9%
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 4.1%, tender 5/1/24 (b)(c)	2,400,000	2,400,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	455,000	435,661
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	330,000	326,872
Metropolitan Nashville Arpt. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	245,000	250,950
5% 7/1/27 (c)	375,000	388,786
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	7,750,000	7,781,285
TOTAL TENNESSEE		11,583,554
Texas - 7.1%
Alvin Independent School District Series 2024:
5% 2/15/25	1,500,000	1,515,424
5% 2/15/26	1,175,000	1,207,821
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	1,500,000	1,505,713
Series 2022, 5% 11/15/25 (c)	695,000	705,360
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	670,000	671,420
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	5,735,000	5,644,480
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	530,000	528,874
Crandall Independent School District Series 2021 A, 0% 8/15/24	280,000	276,701
Cuero Independent School District Series 2017, 5% 8/15/26	715,000	740,154
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	1,355,000	1,370,301
Series 2023, 5% 2/15/25	2,015,000	2,037,128
Series 2024 A:
5% 2/15/25	5,450,000	5,509,850
5% 2/15/26	5,450,000	5,602,233
5% 2/15/27	5,450,000	5,707,632
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	857,000	867,702
5%, tender 3/1/26 (b)	1,069,000	1,081,474
5%, tender 7/1/27 (b)	1,138,000	1,166,325
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	180,000	181,851
5% 2/15/26	255,000	262,078
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	545,000	546,715
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	620,000	630,593
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	3,510,000	3,481,794
Series 2023 C, 4%, tender 6/1/25 (b)	2,930,000	2,921,756
Houston Util. Sys. Rev. Series 2024 A, 5% 11/15/25 (d)	5,000,000	5,116,229
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	435,000	435,144
Series 2018, 5% 5/15/24	765,000	765,253
Series 2020, 5% 5/15/25	210,000	213,015
Series 2020, 5% 5/15/24	350,000	350,116
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	595,000	595,197
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.1%, tender 5/1/24 (b)(c)	1,300,000	1,300,000
Series 2020 A, 4.1%, tender 5/1/24 (b)(c)	9,900,000	9,900,000
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.000% x SIFMA Municipal Swap Index 4.145%, tender 5/2/24 (b)(c)(g)	2,495,000	2,491,498
Series 2020 B, 4.1%, tender 6/3/24 (b)(c)	5,200,000	5,196,910
North East Texas Independent School District Series 2015, 3% 8/1/27	625,000	609,095
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/26	420,000	431,061
Northside Independent School District Bonds:
Series 2023 B, 3%, tender 8/1/26 (b)	3,460,000	3,392,880
Series 2024 B, 3.45%, tender 8/1/27 (d)	2,740,000	2,736,609
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	225,000	227,506
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	605,000	605,999
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 4.64%, tender 12/1/25 (b)(g)	3,090,000	3,085,295
Series 2023, 3.65%, tender 12/1/26 (b)	500,000	496,856
Series 2022, 5% 2/1/26	330,000	338,579
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,545,000	2,606,128
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	785,000	768,910
Texas Gen. Oblig.:
Series 2016:
5.5% 8/1/25 (c)	1,445,000	1,474,764
5.5% 8/1/26 (c)	370,000	383,222
Series 2018, 5% 8/1/25 (c)	2,000,000	2,029,136
Texas Muni. Gas Acquisition & Supply Corp.:
Series 2023 A:
5.25% 1/1/25	320,000	321,662
5.25% 1/1/26	365,000	370,151
5.25% 1/1/27	465,000	476,432
Series 2023 B:
5.25% 1/1/25	220,000	221,142
5.25% 1/1/26	440,000	446,210
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	180,000	178,361
Wylie Independent School District Series 2020 A, 0% 8/15/25	2,240,000	2,130,170
TOTAL TEXAS		93,856,909
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2018 A, 5% 7/1/24 (c)	1,000,000	1,000,766
Series 2021 A:
5% 7/1/24 (c)	365,000	365,280
5% 7/1/25 (c)	485,000	490,108
Series 2023 A:
5% 7/1/25 (c)	360,000	363,792
5% 7/1/26 (c)	365,000	373,330
5% 7/1/27 (c)	345,000	357,370
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	355,000	355,149
Series 2020 B2, 5%, tender 8/1/26 (b)	900,000	921,808
TOTAL UTAH		4,227,603
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2016 A, 5% 6/15/26 (c)	620,000	630,504
Virginia - 0.5%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	630,000	630,000
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(c)	4,660,000	4,649,933
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	685,000	682,783
TOTAL VIRGINIA		5,962,716
Washington - 1.1%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	1,965,000	1,821,586
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/27 (c)	365,000	371,399
Series 2018 A, 5% 5/1/27 (c)	1,500,000	1,553,717
Series 2018 B:
5% 5/1/24 (c)	320,000	320,000
5% 5/1/26 (c)	3,225,000	3,292,914
Series 2019, 5% 4/1/25 (c)	420,000	423,265
Series 2021 C, 5% 8/1/24 (c)	1,705,000	1,707,416
Series 2021, 5% 9/1/24 (c)	810,000	811,974
Series 2022 B:
5% 8/1/24 (c)	975,000	976,382
5% 8/1/25 (c)	915,000	925,467
5% 8/1/26 (c)	575,000	589,029
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	440,000	449,922
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	808,000	822,709
TOTAL WASHINGTON		14,065,780
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(c)	4,015,000	4,011,014
Wisconsin - 0.9%
Milwaukee County Arpt. Rev.:
Series 2023 A:
5% 12/1/24 (c)	85,000	85,357
5% 12/1/26 (c)	290,000	298,852
Series 2023 B, 5% 12/1/24 (c)	600,000	602,523
Milwaukee Gen. Oblig. Series 2016, 2% 3/1/27	1,125,000	1,044,982
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	1,620,000	1,627,456
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.1%, tender 5/1/24 (b)(c)	3,100,000	3,100,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (e)	2,445,000	2,487,113
Series 2022:
5% 10/1/24	1,630,000	1,636,030
5% 10/1/25	335,000	340,646
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C, 0.61%, tender 5/1/24 (b)	10,000	10,000
Series 2023 E, 3.875%, tender 5/1/27 (b)	690,000	679,254
TOTAL WISCONSIN		11,912,213
TOTAL MUNICIPAL BONDS (Cost $679,970,292)		676,948,780

Municipal Notes - 47.8%
	Principal Amount (a)	Value ($)
Alabama - 4.8%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	7,185,000	7,185,000
Series XM 11 10, 4.07% 5/7/24 (Liquidity Facility Royal Bank of Canada) (b)(h)(i)	4,375,000	4,375,000
Series ZL 03 96, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,605,000	1,605,000
Series ZL 03 97, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,635,000	1,635,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.21% 5/7/24, VRDN (b)(c)	1,410,000	1,410,000
Health Care Auth. for Baptist Health Series 2013 B, 5.19% 5/7/24, VRDN (b)	1,678,000	1,678,000
Southeast Energy Auth. Rev. Participating VRDN:
Series XG 04 10, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	21,400,000	21,400,000
Series XM 10 62, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	12,900,000	12,900,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 3.65% 5/1/24, VRDN (b)(c)	8,400,000	8,400,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 3.65% 5/1/24, VRDN (b)(c)	2,490,000	2,490,000
TOTAL ALABAMA		63,078,000
Arizona - 3.4%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 4.14% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,095,000	1,095,000
Maricopa County Poll. Cont. Rev.:
Series 2009 C, 3.9% 5/7/24, VRDN (b)	30,550,000	30,550,000
Series 2009 D, 3.9% 5/7/24, VRDN (b)	12,630,000	12,630,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,094,031	1,094,031
TOTAL ARIZONA		45,369,031
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.21% 5/7/24, VRDN (b)(c)	900,000	900,000
California - 6.1%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	16,315,000	16,315,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 4.14% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,010,000	1,010,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 3.8% 5/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	3,610,000	3,610,000
Series MIZ 91 22, 3.8% 5/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	7,559,756	7,559,756
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 3.8% 5/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	18,695,000	18,695,000
Series 2022 MIZ 90 90, 3.8% 5/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	14,095,000	14,095,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 4.14% 5/7/24, LOC Mizuho Cap. Markets LLC (b)(h)(i)	1,059,387	1,059,387
Series Floater MIZ 91 62, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	660,000	660,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	2,300,000	2,300,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	14,585,000	14,585,000
TOTAL CALIFORNIA		79,889,143
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 4.12% 5/7/24, LOC Deutsche Bank AG, VRDN (b)	530,000	530,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	920,000	920,000
Series XM 10 61, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	1,525,000	1,525,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XM 07 15, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	7,470,000	7,470,000
TOTAL COLORADO		10,445,000
Connecticut - 0.4%
Colchester Gen. Oblig. BAN Series 2024, 4.5% 10/17/24	3,735,000	3,741,251
West Haven Gen. Oblig. BAN Series 2024, 5% 2/13/25 (Build America Mutual Assurance Insured)	2,000,000	2,010,373
TOTAL CONNECTICUT		5,751,624
Florida - 3.5%
Florida Ins. Assistance Interlo Series 2023 A2, 4.65% 5/7/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	14,540,000	14,540,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 10 93, 3.65% 5/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	4,240,000	4,240,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.07% 5/7/24 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(h)(i)	13,190,000	13,190,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.36% 5/7/27, VRDN (b)	7,255,000	7,255,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	585,000	585,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2022 025, 4.07% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	4,845,000	4,845,000
Miami-Dade County Expressway Auth. Participating VRDN Series 11 87 1X, 4.02% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,050,000	1,050,000
TOTAL FLORIDA		45,705,000
Georgia - 0.6%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3.7% 5/1/24, VRDN (b)(c)	1,450,000	1,450,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.14% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,064,857	1,064,857
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 3.65% 5/1/24, VRDN (b)(c)	5,200,000	5,200,000
TOTAL GEORGIA		7,714,857
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	9,600,000	9,600,000
Illinois - 1.9%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XM 10 38, 4.02% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	13,300,000	13,300,000
Series XM 10 78, 4.02% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	11,900,000	11,900,000
TOTAL ILLINOIS		25,200,000
Indiana - 1.0%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 4.64%, tender 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	13,800,000	13,800,000
Iowa - 0.8%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 4.1% 5/7/24, VRDN (b)(c)	5,780,000	5,780,000
Series 2016 B, 4.1% 5/7/24, VRDN (b)(c)	4,400,000	4,400,000
TOTAL IOWA		10,180,000
Kentucky - 1.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.98% 5/1/24, VRDN (b)(c)	7,525,000	7,525,000
Series 2020 B1, 3.98% 5/1/24, VRDN (b)(c)	12,735,000	12,735,000
TOTAL KENTUCKY		20,260,000
Louisiana - 1.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4% 5/7/24, VRDN (b)	14,645,000	14,645,000
Series 2010 B1, 4.05% 5/7/24, VRDN (b)	600,000	600,000
TOTAL LOUISIANA		15,245,000
Maine - 0.1%
Reg'l. School Unit # 14 BAN Series 2024, 5% 5/15/25	1,200,000	1,214,365
Maryland - 0.7%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.12% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.12% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	2,515,000	2,515,000
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 4.03% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	2,940,000	2,940,000
Tender Option Bond Trust Receipts Participating VRDN Series XF 32 22, 4.14% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,600,000	2,600,000
TOTAL MARYLAND		9,230,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 3.65% 5/1/24, VRDN (b)(c)	3,100,000	3,100,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 3.8% 5/1/24, VRDN (b)(c)	800,000	800,000
TOTAL MISSISSIPPI		3,900,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 3.65% 5/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	1,310,000	1,310,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,130,499	1,130,499
TOTAL MISSOURI		2,440,499
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 4.21% 5/7/24, VRDN (b)(c)	2,100,000	2,100,000
New Hampshire - 0.5%
Tender Option Bond Trust Receipts Participating VRDN Series MS 00 23, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	7,100,000	7,100,000
New Jersey - 2.8%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	136,000	136,843
Elmwood Park BAN Series 2023, 5% 10/9/24	1,825,000	1,831,698
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	2,715,000	2,729,273
Jersey City Muni. Utils. Auth. Wtr. Rev. BAN Series 2024 A, 5% 5/1/25	2,350,000	2,371,582
Jersey City N J Muni. Utils. Auth. BAN Series 2024 B, 5% 5/1/25	1,900,000	1,917,450
Lacey Township Gen. Oblig. BAN Series 2024, 4.5% 5/7/25 (d)	4,621,000	4,650,196
Manasquan N J BAN Series 2023, 5% 10/3/24	1,605,000	1,611,370
Manchester Township Gen. Oblig. BAN Series 2024 A, 4.5% 5/8/25 (d)	2,189,554	2,201,696
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XL 04 50, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	3,750,000	3,750,000
Series XM 09 29, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,295,000	2,295,000
Series XM 10 47, 3.92% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	3,525,000	3,525,000
Newark Gen. Oblig. BAN Series 2024 B, 5% 5/13/25 (d)	6,200,000	6,251,026
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	4,121,000	4,136,504
TOTAL NEW JERSEY		37,407,638
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.12% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	1,530,000	1,530,000
New York - 2.0%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	2,260,000	2,262,103
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 4.12% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	791,500	791,500
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.09% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	1,860,000	1,860,000
Series XF 13 55, 4.09% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,555,000	2,555,000
Series XF 16 49, 4.09% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,570,000	2,570,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater 2022 007, 4.22% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	16,010,000	16,010,000
Oyster Bay Gen. Oblig. BAN Series 2024, 4% 3/7/25	80,000	80,263
TOTAL NEW YORK		26,128,866
Ohio - 2.1%
Allen County Hosp. Facilities Rev. Series 2012 B, 4% 5/7/24 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	5,800,000	5,800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 4.07% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	14,785,000	14,785,000
Ohio Hosp. Rev.:
Series 2013 B, 4.3% 5/7/27, VRDN (b)	3,645,000	3,645,000
Series 2015 B, 4.3% 5/7/27, VRDN (b)	2,870,000	2,870,000
TOTAL OHIO		27,100,000
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.41% 5/7/24, VRDN (b)	5,325,000	5,325,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	942,957	942,957
TOTAL OKLAHOMA		6,267,957
Pennsylvania - 1.9%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.7% 5/7/24, VRDN (b)	9,520,000	9,520,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	339,968	339,968
Series 2017 B, 4.69% 5/7/24, VRDN (b)	14,590,000	14,590,000
TOTAL PENNSYLVANIA		24,449,968
South Carolina - 2.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.21% 5/7/24, VRDN (b)(c)	700,000	700,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 4.58% 5/7/24, VRDN (b)	650,000	650,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 4.07% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	6,125,000	6,125,000
Series Floaters XM 03 84, 4.07% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	19,000,000	19,000,000
TOTAL SOUTH CAROLINA		26,475,000
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.95% 5/7/24, VRDN (b)	8,300,000	8,300,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	884,342	884,342
TOTAL TENNESSEE		9,184,342
Texas - 3.7%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.07% 5/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	250,000	250,000
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 4.14% 5/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	911,693	911,693
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,334,718	1,334,718
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	7,603,517	7,603,517
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 4.15% 5/7/24, VRDN (b)(c)	27,600,000	27,600,000
Series 2010 B, 3.6% 5/1/24, VRDN (b)	220,000	220,000
Series 2010 C, 3.65% 5/1/24, VRDN (b)	800,000	800,000
Series 2010 D:
4.08% 5/7/24, VRDN (b)	1,355,000	1,355,000
4.1% 5/7/24, VRDN (b)	9,185,000	9,185,000
TOTAL TEXAS		49,259,928
Utah - 1.3%
Box Elder County Poll. Cont. Rev. Series 2003, 4.15% 5/7/24, VRDN (b)	200,000	200,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series XM 11 07, 3.65% 5/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	5,510,000	5,510,000
Series XM 11 47, 4.07% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	11,200,000	11,200,000
TOTAL UTAH		16,910,000
Virginia - 1.0%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.07% 5/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	9,900,000	9,900,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.12% 6/11/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	2,615,000	2,615,000
TOTAL VIRGINIA		12,515,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.38% 5/7/27, VRDN (b)	3,005,000	3,005,000
Wyoming - 0.7%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.45% 5/7/24, VRDN (b)(c)	5,100,000	5,100,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.35% 5/1/24, VRDN (b)	400,000	400,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 3.75% 5/1/24, VRDN (b)(c)	1,600,000	1,600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.35% 5/1/24, VRDN (b)	2,260,000	2,260,000
TOTAL WYOMING		9,360,000
TOTAL MUNICIPAL NOTES (Cost $628,768,034)		628,716,218

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.61% (k)(l) (Cost $34,284,847)	34,277,999	34,288,279

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,343,023,173)	1,339,953,277
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(25,288,640)
NET ASSETS - 100.0%	1,314,664,637

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,317,034 or 2.0% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,391,160 or 1.9% of net assets.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	1,334,718

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	585,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	7,603,517

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	339,968

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	14,585,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.14% 6/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/19/24	942,957

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	64,088,860	68,979,953	98,782,930	333,097	5,375	(2,979)	34,288,279	1.7%
Total	64,088,860	68,979,953	98,782,930	333,097	5,375	(2,979)	34,288,279

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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